Contract Assets and All Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Assets Disclosure [TextBlock]

NOTE 9. CONTRACT ASSETS AND ALL OTHER ASSETS

December 31 (In millions)	2015	2014

GE
Contract assets	$21,156	$16,960

Contract assets reflect revenues earned in excess of billings on our long-term contracts to construct technically complex equipment (such as gas power systems and aircraft engines), long-term product maintenance or extended warranty arrangements and other deferred contract related costs. Long-term product maintenance amounts are presented net of related billings in excess of revenues of $2,602 million and $2,329 million at December 31, 2015 and 2014, respectively. Included in contract assets at December 31, 2015, is $1,979 million related to the Alstom acquisition.

December 31 (In millions)	2015	2014

Investments
Associated companies	$3,582	$3,384
Other	718	613
	4,300	3,997
Long-term receivables, including notes	2,310	766
Derivative instruments	733	783
Other	5,937	2,175
	13,281	7,722
GE Capital
Investments
Associated companies	8,373	8,651
Assets held for sale(a)	857	1,414
Time deposits(b)	10,386	-
Other	543	138
	20,159	10,203
Derivative instruments	549	1,434
Advances to suppliers	1,809	1,372
Deferred borrowing costs	199	662
Other(c)	2,571	3,774
	25,287	17,445
Eliminations	(1,097)	(331)
All Other Assets	$37,471	$24,836

(a) Assets were classified as held for sale on the date a decision was made to dispose of them through sale or other means. At December 31, 2015 and 2014, such assets consisted primarily of loans, aircraft and equipment, and were accounted for at the lower of carrying amount or estimated fair value less costs to sell.

(b) Balances at December 31, 2015 included $10,386 million of high quality interest bearing deposits with European branches of global banks, predominantly in the UK, that mature in April 2016.

(c) Balances at December 31, 2015 and 2014 included $6 million and $7 million, respectively of deferred acquisition cost that reflect adjustments of $544 million and $624 million, respectively, to deferred acquisition costs in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.